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TYPE 13F-HR
PERIOD 12/31/02
FILER
CIK 0000884314
CCC qgrydf#9
SUBMISSION-CONTACT
NAME Michele Schmitigal
PHONE 248-646-4000
The text of the document to be attached on the Documents Page includes the following information in an ASCII text file:
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:  R.H. Bluestein & Company
Address:  260 East Brown Street, Suite 100
Birmingham, MI 48009
13-F File Number:  28-3073
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Robert H. Bluestein
Title:  President
Phone:  248-646-4000
Signature, Place, and Date of Signing:
Robert H. Bluestein   Birmingham, Michigan   February 14, 2003
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  58
Form 13F Information Table Value Total:  $578,525
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      416     3370 SH       SOLE                     3230               140
AT&T Wireless Svcs             COM              00209A106     5160   913265 SH       SOLE                   866015             47250
Advent Software                COM              007974108     3223   236460 SH       SOLE                   219235             17225
Alcoa Inc                      COM              013817101     7684   337315 SH       SOLE                   319015             18300
Amer Int'l Group               COM              026874107     3507    60625 SH       SOLE                    53805              6820
Amgen                          COM              031162100     7035   145539 SH       SOLE                   136334              9205
Applied Materials Inc          COM              038222105    10040   770565 SH       SOLE                   685315             85250
AstraZeneca Plc                COM              046353108     6641   189260 SH       SOLE                   179980              9280
Caterpillar Inc                COM              149123101    16199   354303 SH       SOLE                   328403             25900
ChevronTexaco Corp             COM              166764100     2036    30625 SH       SOLE                    22305              8320
Coca Cola Co                   COM              191216100    14502   330785 SH       SOLE                   308970             21815
ConocoPhillips                 COM              20825C104    12657   261560 SH       SOLE                   254839              6721
Costco Wholesale Corp          COM              22160K105      995    35460 SH       SOLE                    30370              5090
Dell Computers                 COM              247025109     8882   332175 SH       SOLE                   311940             20235
Diebold                        COM              253651103     7454   180835 SH       SOLE                   170050             10785
E.I. DuPont                    COM              263534109    12355   291388 SH       SOLE                   277978             13410
EMC Corp                       COM              268648102     5535   901430 SH       SOLE                   843730             57700
Ebay Inc                       COM              278642103      221     3265 SH       SOLE                     3265
Eli Lilly & Co                 COM              532457108      649    10225 SH       SOLE                    10225
Exxon Mobil Corp               COM              30231G102    15322   438534 SH       SOLE                   402414             36120
Fedex Corporation              COM              31428X106    19779   364783 SH       SOLE                   328443             36340
Ford 6.5% Pfd Conv             COM              345395206     7983   195425 SH       SOLE                   172815             22610
Ford Motor Company             COM              345370860     2204   237002 SH       SOLE                   209377             27625
Garmin Ltd                     COM              G37260109      586    20000 SH       SOLE                    20000
General Dynamics               COM              369550108    15445   194590 SH       SOLE                   179705             14885
General Electric Co            COM              369604103    17407   714885 SH       SOLE                   664525             50360
Gillette Co                    COM              375766102    17695   582824 SH       SOLE                   531774             51050
Guidant Corp                   COM              401698105    13563   439650 SH       SOLE                   414075             25575
HSBC Holdings PLC              COM              404280406    13967   254030 SH       SOLE                   235120             18910
Harley-Davidson Inc            COM              412822108      924    20000 SH       SOLE                    20000
Hershey Foods Corp             COM              427866108    20449   303220 SH       SOLE                   284720             18500
Honeywell Int'l                COM              438516106    12693   528865 SH       SOLE                   496665             32200
Household Intl                 COM              441815107     7733   278050 SH       SOLE                   273650              4400
IBM                            COM              459200101    17992   232154 SH       SOLE                   209909             22245
Intel Corp                     COM              458140100     9511   610855 SH       SOLE                   519955             90900
Jabil Circuit Inc              COM              466313103     5358   298975 SH       SOLE                   278025             20950
Johnson & Johnson              COM              478160104    19684   366479 SH       SOLE                   333094             33385
Lockheed Martin Corp           COM              539830109    18239   315822 SH       SOLE                   294862             20960
McGraw-Hill                    COM              580645109     3824    63275 SH       SOLE                    62125              1150
Medtronic Inc                  COM              585055106    27764   608850 SH       SOLE                   552350             56500
Merck & Co                     COM              589331107    21903   386905 SH       SOLE                   363255             23650
Microsoft Corp                 COM              594918104    19757   382140 SH       SOLE                   360590             21550
Nestle SA-ADR                  COM              641069406      662    12500 SH       SOLE                    12500
New York Times Cl A            COM              650111107    13891   303753 SH       SOLE                   282893             20860
Northrop Grumman               COM              666807102      815     8400 SH       SOLE                     8400
Panera Bread Co Cl A           COM              69840W108      296     8500 SH       SOLE                     8500
Pfizer Inc                     COM              717081103    25236   825513 SH       SOLE                   766728             58785
Procter & Gamble Co            COM              742718109    13754   160044 SH       SOLE                   145039             15005
S&P 500 Dep Receipt            COM              78462F103      274     3100 SH       SOLE                     3100
Starbucks Corp                 COM              855244109     4522   221875 SH       SOLE                   202200             19675
Steinway Musical               COM              858495104      195    12000 SH       SOLE                    12000
Texas Instruments              COM              882508104    11251   749561 SH       SOLE                   639421            110140
Wal Mart Stores Inc            COM              931142103    13237   262060 SH       SOLE                   243640             18420
Walgreen Co                    COM              931422109     9142   313184 SH       SOLE                   292269             20915
Wells Fargo & Co               COM              949746101    17888   381655 SH       SOLE                   351760             29895
Weyerhaeuser Co                COM              962166104    15700   319048 SH       SOLE                   295303             23745
Whole Foods Inc                COM              966837106      369     7000 SH       SOLE                     7000
Wrigley (Wm)Jr Co              COM              982526105    16323   297425 SH       SOLE                   283240             14185